Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2023 and 2024:

	2023	2024

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	4,469,286	2,278,334
Other	468,344	571,349
Collateral pledged:
Collateral pledged for derivative transactions	988,881	1,406,369
Margins provided for futures contracts	183,747	264,473
Other	890,350	1,014,478
Prepaid pension cost	768,998	763,254
Right-of-use assets	549,668	522,936
Security deposits	83,343	83,204
Loans held for sale	228,995	103,592
Other (1)	1,069,348	1,272,162

Total	9,700,960	8,280,151

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,799,116	1,049,094
Other	527,493	639,106
Guaranteed trust principal (2)	817,448	785,292
Lease liabilities	571,087	548,699
Collateral accepted:
Collateral accepted for derivative transactions	1,008,083	1,382,985
Margins accepted for futures contracts	81,925	25,405
Unearned income	112,077	101,150
Other	1,399,466	1,737,267

Total	6,316,695	6,268,999

Notes:
(1)	The MHFG Group included premises and equipment classified as held for sale in Other.
(2)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.